VIA EDGAR

June 29, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Renn Fund, Inc. (File No. 811-22299): Filing of Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of Renn Fund, Inc. (the “Fund”), we are filing the Fund’s Preliminary Proxy Statement. If you have any questions regarding this filing, please contact me at 646-867-1176.

Very truly yours,

/s/ Jay Kesslen

Jay Kesslen

470 Park Avenue South, New York, NY 10016 | P 646.291.2300 | F 646.495.0075 | www.horizonkinetics.com